As filed with the Securities and Exchange Commission on May 19, 2011

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

(Check appropriate box or boxes.)

Grail Advisors ETF Trust

(Exact name of registrant as specified in charter)

One Ferry Building

Suite 255

San Francisco, CA 94111

(Address of principal executive offices)

Registrant’s telephone number, including area code: (415) 677-5870

With a copy to:
William M. Thomas
One Ferry Building	Stacy L. Fuller
Suite 255	K&L Gates LLP
San Francisco, CA 94111	1601 K Street, NW
(Name and address of agent for service)	Washington, DC 20006
Telephone: (202) 778-9475

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐            immediately upon filing pursuant to paragraph (b)

☒          on June 17, 2011 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on                      pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on                        pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒          this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory note:

The sole purpose of this filing is to delay, until June 17, 2011, the effectiveness of the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, which effectiveness was subsequently delayed by prior Post-Effective Amendments to its Registration Statement.  Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Grail DoubleLine Emerging Markets Fixed Income ETF.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 10, filed on June 23, 2010, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 19th day of May 2011.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas		Trustee and Principal Executive Officer	May 19, 2011

William M. Thomas

/s/ Bryan M. Hiser		Principal Financial Officer	May 19, 2011

Bryan M. Hiser

/s/ Charles H. Salisbury*		Trustee	May 19, 2011

Charles H. Salisbury

/s/ Dennis G. Schmal*		Trustee	May 19, 2011

Dennis G. Schmal

* By:	/s/ Kurt J. Decko

Pursuant to Power of Attorney